Current expected credit losses	6 Months Ended
Jun. 30, 2021
Credit Loss [Abstract]
Current expected credit losses	Current expected credit losses
The Current Expected Credit Losses model applies to our external trade receivables, related party receivables and other financial assets carried at amortized cost. Our external customers are international oil companies, national oil companies and large independent oil companies.
The following table summarizes the movement in the allowance for credit losses for the six months ended June 30, 2021 and June 30, 2020:

(In $ millions)	Allowance for credit losses - trade receivables	Allowance for credit losses - other current assets	Allowance for credit losses - related party ST	Allowance for credit losses related party LT	Total Allowance for credit losses
As at January 1, 2020	—	—	15	128	143
Credit loss expense	—	5	54	4	63
As at June 30, 2020	—	5	69	132	206

(In $ millions)	Allowance for credit losses - trade receivables	Allowance for credit losses - other current assets	Allowance for credit losses - related party ST	Allowance for credit losses related party LT	Total Allowance for credit losses
As at January 1, 2021	—	3	169	137	309
Credit loss expense	—	—	48	12	60
Write-off (1)	—	—	(74)	—	(74)
As at June 30, 2021	—	3	143	149	295
(1) In April 2021 we signed a settlement agreement with Aquadrill (formerly Seadrill Partners) which waived all claims on pre-petition positions held, as such $54 million of trading receivables and $20 million of loans has been written-off.

The below table shows the classification of the credit loss expense within the consolidated statement of operations.

(In $ millions)	Six months ended June 30, 2021	Six months ended June 30, 2020
Management contract expenses	48	50
Other financial items	12	13
Total	60	63

Changes in allowances for external and related party trade receivables and reimbursable amounts due are included in operating expenses, while changes in the allowances for related party loan receivables are included in other financial items.

The increase in the allowance for the six months ended June 30, 2021 was caused by the restructuring of Seamex and an updated settlement agreement with Northern Ocean.